Expense Example ((WFA Absolute Return Fund), USD $)	0 Months Ended
Feb. 01, 2013
(Administrator) | Administrator Class
Expense Example:
Expense Example, with Redemption, 1 Year	$ 152
Expense Example, with Redemption, 3 Years	479
Expense Example, with Redemption, 5 Years	830
Expense Example, with Redemption, 10 Years	1,820
(Institutional) | Institutional Class
Expense Example:
Expense Example, with Redemption, 1 Year	126
Expense Example, with Redemption, 3 Years	398
Expense Example, with Redemption, 5 Years	690
Expense Example, with Redemption, 10 Years	1,521
(Retail) | Class A
Expense Example:
Expense Example, with Redemption, 1 Year	737
Expense Example, with Redemption, 3 Years	1,077
Expense Example, with Redemption, 5 Years	1,440
Expense Example, with Redemption, 10 Years	2,458
(Retail) | Class C
Expense Example:
Expense Example, with Redemption, 1 Year	347
Expense Example, with Redemption, 3 Years	761
Expense Example, with Redemption, 5 Years	1,301
Expense Example, with Redemption, 10 Years	$ 2,776